               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. _33_                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. _37_                                               [X]

                        (Check appropriate box or boxes.)

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: January 1, 2002

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on January 1, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century
prospectus

INVESTOR CLASS    January 1, 2002

California Tax-Free Money Market Fund
California Municipal Money Market Fund
California Limited-Term Tax-Free Fund
California Intermediate-Term Tax-Free Fund
California Long-Term Tax-Free Fund
California Insured Tax-Free Fund
California High-Yield Municipal Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.  We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Give us a call at 1-800-345-2021.

Sincerely,

/*/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]
                [american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

     California Tax-Free Money Market Fund
     California Municipal Money Market Fund ...............................   10
     California Limited-Term Tax-Free Fund
     California Intermediate-Term Tax-Free Fund

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]

This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These conservatively managed funds seek income that is exempt from federal and
California income tax. They also attempt to protect the value of your investments.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the funds' assets in DEBT SECURITIES issued by cities, counties and other California municipalities. Each of the funds invests in different types of these municipal debt securities and has different risks.
The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 10.

Fund                       Primary Investments                  Principal Risks
-----------------------------------------------------------------------------------------
California Tax-Free        High-quality, very                   California economic risk
Money Market               short-term debt                      Lowest credit risk
                           securities                           Lowest interest rate risk
                                                                Lowest liquidity risk
-----------------------------------------------------------------------------------------
California Municipal       High-quality, very short-term        California economic risk
Money Market               debt securities, including           Lowest credit risk
                           private activity bonds               Lowest interest rate risk
                                                                Lowest liquidity risk
-----------------------------------------------------------------------------------------
California Limited-Term    Quality debt securities              California economic risk
Tax-Free                   with a weighted                      Medium credit risk
                           average maturity                     Low interest rate risk
                           of 1-5 years                         Medium liquidity risk
-----------------------------------------------------------------------------------------
California Intermediate-   Quality debt securities              California economic risk
Term Tax-Free              with a weighted                      Medium credit risk
                           average maturity                     Medium interest rate risk
                           of 5-10 years                        Medium liquidity risk
-----------------------------------------------------------------------------------------
California Long-Term       Quality debt securities              California economic risk
Tax-Free                   with a weighted                      Medium credit risk
                           average maturity of                  High interest rate risk
                           10 or more years                     Medium liquidity risk
-----------------------------------------------------------------------------------------
California Insured         Quality long-term debt securities    California economic risk
Tax-Free                   that are covered by insurance        Low credit risk
                           that guarantees interest             High interest rate risk
                           and principal payments               Medium liquidity risk
-----------------------------------------------------------------------------------------
California High-Yield      Intermediate and long-term           California economic risk
Municipal                  debt securities that provide         Highest credit risk
                           high income, including junk          High interest rate risk
                           and private activity bonds           Highest liquidity risk

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

[LEFT MARGIN]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. Very short-term debt securities
(those with maturities shorter than 397 days) are called money market instruments.

Lower Income More Liquid Shorter Term

[graphic of vertical arrow]

Higher Income Less Liquid Longer Term

2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  a California resident or taxpayer
*  seeking current tax-free income
*  comfortable with risk based on California's economy
*  comfortable with the funds' other investment risks
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

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[graphic of triangle]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

                                                                             3

FUND PERFORMANCE HISTORY

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[date from bar chart]

               California          California Municipal
            Tax-Free Money Market   Money Market
2000               3.30%               3.40%
1999               2.66%               2.79%
1998               2.95%               3.05%
1997               3.19%               3.23%
1996               3.07%               3.10%
1995               3.41%               3.49%
1994               2.42%               2.47%
1993               2.03%               2.09%
1992               2.49%               2.95%
1991               3.81%               4.61%

(1)  As of September 30, 2001, the funds' year-to-date returns were: California
     Tax-Free Money Market, 1.83% and California Municipal Money Market, 1.90%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                     Highest                 Lowest
--------------------------------------------------------------------------------
California Tax-Free Money Market     0.97% (1Q 1991)         0.44% (1Q 1994)
--------------------------------------------------------------------------------
California Municipal Money Market    1.18% (3Q 1991)         0.47% (1Q 1994)

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated.

For the calendar year ended December 31, 2000      1 year      5 years    10 years    Life of Fund(1)
-----------------------------------------------------------------------------------------------------
California Tax-Free Money Market                   3.30%       3.03%      2.93%       3.70%
-----------------------------------------------------------------------------------------------------
California Municipal Money Market                  3.40%       3.11%      3.12%       3.12%

(1)  The inception dates for the funds are: California Tax-Free Money Market,
     November 9, 1983, and California Municipal Money Market, December 31, 1990

[left margin]

[graphic of triangle]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of triangle]

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

4

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[date from bar chart]

             California           California        California
            Limited-Term       Intermediate-Term    Long-Term
              Tax-Free            Tax-Free          Tax-Free
2000            7.03%             -10.14%           -14.92%
1999            1.13%              -1.09%            -5.22%
1998            4.91%               5.59%             6.31%
1997            5.34%               7.45%             9.74%
1996            3.93%               4.25%             3.59%
1995            8.32%              13.52%             19.8%
1994           -0.61%              -3.72%            -6.51%
1993            5.92%              10.69%            13.74%
1992                                7.09%             8.15%
1991                               10.38%            11.80%

(1)  As of September 30, 2001, the funds' year-to-date returns were California
     Limited-Term Tax-Free, 5.02%; California Intermediate-Term Tax-Free, 4.88%;
     and California Long-Term Tax-Free, 5.18%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                       Highest                Lowest
--------------------------------------------------------------------------------
California Limited-Term Tax-Free       2.99% (1Q 1995)        -1.35% (1Q 1994)
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free  5.25% (1Q 1995)        -3.98% (1Q 1994)
--------------------------------------------------------------------------------
California Long-Term Tax-Free          7.13% (1Q 1995)        -5.71% (1Q 1994)

[right margin]

[graphic of triangle]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

                                                                            5

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2000        1 year    5 years    10 years    Life of Fund(1)
-----------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free                     7.03%     4.44%      N/A         4.64%
Lehman Brothers 3-Year Municipal Bond Index          6.23%     4.65%      N/A         5.06%
-----------------------------------------------------------------------------------------------------
California Intermediate-Term Tax-Free                10.14%    5.19%      6.30%       6.62%
Lehman Brothers 5-Year General Obligation Index      7.67%     5.04%      6.21%       7.17%(2)
-----------------------------------------------------------------------------------------------------
California Long-Term Tax-Free                        14.92%    5.64%      7.32%       7.96%
Lehman Brothers Long-Term Municipal Bond Index       16.50%    6.20%      8.08%       9.72%(2)

(1) The inception dates for the funds are: California Limited-Term Tax-Free,
    June 1, 1992; and California Intermediate-Term Tax-Free and California
    Long-Term Tax-Free, November 9, 1983.

(2) Since October 31, 1983, the date closest to the fund's inception for which data is available.

[LEFT MARGIN]

[graphic of triangle]

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

6

CALIFORNIA INSURED TAX-FREE FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data from bar chart]

              California Insured Tax-Free
2000              14.55%
1999              -4.41%
1998               6.09%
1997               9.34%
1996               3.70%
1995              19.03%
1994              -6.55%
1993              13.45%
1992               9.19%
1991              11.27%

(1)  As of September 30, 2001, California Insured Tax-Free's year-to-date return was 4.90%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                 Lowest
--------------------------------------------------------------------------------
California Insured Tax-Free     7.00% (1Q 1995)         -6.68% (1Q 1994)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2000        1 year    5 years    10 years    Life of Fund(1)
-------------------------------------------------------------------------------------------------------
California Insured Tax-Free                          14.55%    5.66%      7.28%       6.65%
Lehman Brothers Long-Term Municipal Bond Index       16.50%    6.20%      8.08%       8.06%

(1)  The inception date for the fund is December 30, 1986.

[RIGHT MARGIN]

[graphic of triangle]

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of triangle]

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

                                                                              7

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data from chart]

         California High-Yield Municipal
2000              12.70%
1999              -3.31%
1998               6.73%
1997               10.5%
1996               5.89%
1995              18.29%
1994              -5.36%
1993              13.18%
1992               9.17%
1991              10.91%

(1)  As of September 30, 2001, California High-Yield Municipal's year-to-date return was 5.31%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                  Highest               Lowest
--------------------------------------------------------------------------------
California High-Yield Municipal   7.18% (1Q 1995)       -4.54% (1Q 1994)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2000       1 year     5 years   10 years    Life of Fund(1)
-------------------------------------------------------------------------------------------------------
California High-Yield Municipal                     12.70%     6.35%     7.64%       6.51%
Lehman Brothers Long-Term Municipal Bond Index      16.50%     6.20%     8.08%       8.06%

(1)  The inception date for the fund is December 30, 1986.

[LEFT MARGIN]

[graphic of triangle]

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of triangle]

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

8

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century
* to reinvest dividends in additional shares
* to exchange into the Investor Class shares of other American Century funds
* to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee           $25(1)

(1) Applies only to investors whose total investments with American Century are less than $10,000. See "Account Maintenance Fee" under "Investing with
    American Century" for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  Management   Distribution and       Other         Total Annual Fund
                                  Fee(1)       Service (12b-1) Fees   Expenses(2)   Operating Expenses
-----------------------------------------------------------------------------------------------------
California Tax-Free Money Market   0.49%       None                   0.01%         0.50%
-----------------------------------------------------------------------------------------------------
California Municipal Money Market  0.49%       None                   0.01%         0.50%
-----------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free   0.51%       None                   0.00%         0.51%
-----------------------------------------------------------------------------------------------------
California Intermediate-Term
Tax-Free                           0.51%       None                   0.00%         0.51%
-----------------------------------------------------------------------------------------------------
California Long-Term Tax-Free      0.51%       None                   0.00%         0.51%
-----------------------------------------------------------------------------------------------------
California Insured Tax-Free        0.51%       None                   0.00%         0.51%
-----------------------------------------------------------------------------------------------------
California High-Yield Municipal    0.54%       None                   0.00%         0.54%

(1) Based on expenses incurred by all classes of the funds during the funds'
    most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) Other expenses, include fees and expenses of the funds' independent trustees and their legal counsel, interest and, for money market funds, portfolio insurance. For non-money market funds, other expenses were less than .005%
    for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                           1 year      3 years      5 years       10 years
-------------------------------------------------------------------------------------------
California Tax-Free Money Market           $51         $160         $279          $627
-------------------------------------------------------------------------------------------
California Municipal Money Market          $51         $160         $279          $627
-------------------------------------------------------------------------------------------
California Limited-Term Tax-Free           $52         $163         $285          $640
-------------------------------------------------------------------------------------------
California Intermediate-Term Tax-Free      $52         $163         $285          $640
-------------------------------------------------------------------------------------------
California Long-Term Tax-Free              $52         $163         $285          $640
-------------------------------------------------------------------------------------------
California Insured Tax-Free                $52         $163         $285          $640
-------------------------------------------------------------------------------------------
California High-Yield Municipal            $55         $173         $301          $676

[right margin]

[graphic of triangle]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                              9

OBJECTIVES, STRATEGIES AND RISKS

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These money market funds seek safety of principal and high current income that is exempt from federal and California income taxes.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers buy HIGH-QUALITY, very short-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as
Puerto Rico, usually issue these securities for public projects, such as schools and roads.

California Municipal Money Market also buys high-quality, very short-term debt securities with interest payments exempt from federal and California income taxes, but not necessarily exempt from the federal alternative minimum tax.
Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  California Tax-Free Money Market's income is exempt from all federal income tax.

*  California Municipal Money Market's income is exempt from regular federal income tax, but is not necessarily exempt from the federal alternative minimum tax.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Because the funds invest primarily in California municipal securities, they will be sensitive to events that affect California's economy. They may be riskier than funds that invest in a larger universe of securities.

[left margin]

[graphic of triangle]

Income from California Municipal Money Market may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The funds' advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details of the funds' credit quality standards are described in the Statement of Additional
Information.

10

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek safety of principal and high current income that is exempt from federal and California income taxes.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers buy QUALITY DEBT SECURITIES with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

The funds also may use futures contracts and options as part of their investment strategies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or cash-equivalent securities. To the extent the funds assume a defensive position, they will not be pursuing their investment objectives and may generate taxable income. The funds generally limit their purchase of debt securities to investment-grade obligations.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                        Typical Maturity of Investments   Weighted Average Maturity
-----------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free        1-10 years                        1-5 years
-----------------------------------------------------------------------------------------------------
California Intermediate-Term Tax-Free   4 or more years                   5-10 years
-----------------------------------------------------------------------------------------------------
California Long-Term Tax-Free           7 or more years                   10 or more years

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different WEIGHTED AVERAGE MATURITIES, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further. This interest rate sensitivity is greater for the funds than for traditional Treasury funds.

Because the funds invest primarily in California municipal securities, they will be sensitive to events that affect California's economy. They may be riskier than funds that invest in a larger universe of securities.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

[right margin]

A QUALITY DEBT SECURITY is one that has been determined to be investment grade.
This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The funds'
advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the funds' credit quality standards are described in the Statement of Additional Information.

WEIGHTED AVERAGE MATURITY is described in more detail under "Basics of
Fixed-Income Investing."

                                                                              11

CALIFORNIA INSURED TAX-FREE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers invest in long-term INSURED DEBT SECURITIES.

*  These debt securities feature interest payments exempt from federal and
   California income taxes. Cities, counties and other municipalities in
   California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects.

*  A debt security's insurance cannot be cancelled and guarantees interest and other payments will be made as scheduled.

The weighted average maturity of the fund is expected to be 10 years or longer.

The fund also may use futures contracts and options as part of its investment strategy.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund invests in long-term insured debt securities. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the fund's share value will decline, but the share values of funds with longer weighted average maturities generally will decline further

Because the fund invests primarily in California tax-free securities, it will be sensitive to events that affect California's economy. It may be riskier than funds that invest in a larger universe of securities.

The fund's investments are insured. This is significant because

*  the credit risk is less than that of funds investing in long-term debt securities without insurance, and

*  potential income is lower than that of funds investing in long-term debt securities without insurance

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund

[left margin]

An INSURED DEBT SECURITY is a debt security that comes with insurance that guarantees interest and other payments will be made. The fund also may invest in debt securities that are rated in the highest category by an independent rating agency, or that have interest and principal payments secured by a special account holding U.S. government securities. The fund's primary focus on insurance features is essentially a way to pursue very high credit-quality standards.

[graphic of triangle]

The insurance feature of the fund's investments is not a guarantee; the fund can still lose money.

12

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks high current income that is exempt from federal and
California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy long- and intermediate-term debt securities with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

The fund managers buy securities rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default. The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash- equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new  and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 14 for more information about the effects of changing interest rates on the fund's portfolio.

The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy. California High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund

[right margin]

[graphic of arrow]

Income from California High-Yield Municipal may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A NONDIVERSIFIED fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

                                                                              13

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of          Percent of   Remaining    Weighted
                             Security Owned     Portfolio    Maturity     Maturity
------------------------------------------------------------------------------------
Debt Security A              $100,000           25%          4 years      1 year
------------------------------------------------------------------------------------
Debt Security B              $300,000           75%          12 years     9 years
------------------------------------------------------------------------------------
Weighted Average Maturity                                                 10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

[left margin]

[graphic of triangle]

The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

14

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price     Price After 1% Increase     Change in Price
------------------------------------------------------------------------------------
1 year                 $100.00           $99.06                     -0.94%
------------------------------------------------------------------------------------
3 years                $100.00           $97.38                     -2.62%
------------------------------------------------------------------------------------
10 years               $100.00           $93.20                     -6.80%
------------------------------------------------------------------------------------
30 years               $100.00           $88.69                    -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

[right margin]

[graphic of triangle]

Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

The Statement of Additional Information provides a detailed description of these securities ratings.

                                                                              15

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                         Interest Rate Risk   Credit Risk    Liquidity Risk
--------------------------------------------------------------------------------------------
California Tax-Free Money Market         Lowest               Lowest         Lowest
--------------------------------------------------------------------------------------------
California Municipal Money Market        Lowest               Lowest         Lowest
--------------------------------------------------------------------------------------------
California Limited-Term Tax-Free         Low                  Medium         Medium
--------------------------------------------------------------------------------------------
California Intermediate-Term Tax-Free    Medium               Medium         Medium
--------------------------------------------------------------------------------------------
California Long-Term Tax-Free            High                 Medium         Medium
--------------------------------------------------------------------------------------------
California Insured Tax-Free              High                 Low            Medium
--------------------------------------------------------------------------------------------
California High-Yield Municipal          High                 Highest        Highest

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

16

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the shares of the funds. The rate of the management fee for each fund is determined daily using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage
of Average Net Assets for the Most Recent Fiscal Year Ended August 31, 2001
--------------------------------------------------------------------------------
California Tax-Free Money Market                                   0.49%
--------------------------------------------------------------------------------
California Municipal Money Market                                  0.49%
--------------------------------------------------------------------------------
California Limited-Term Tax-Free                                   0.51%
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free                              0.51%
--------------------------------------------------------------------------------
California Long-Term Tax-Free                                      0.51%
--------------------------------------------------------------------------------
California Insured Tax-Free                                        0.51%
--------------------------------------------------------------------------------
California High-Yield Municipal                                    0.54%

                                                                              17

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed-Income and Senior Vice President,
has been a member of the teams that manage California Long-Term Tax-Free and
California Insured Tax-Free since May 1991. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Research and Senior Portfolio
Manager, has been a member of the team that manages California High-Yield
Municipal since January 1988. He joined American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York -
Oneonta and an MBA in finance from Golden Gate University - San Francisco.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the teams that manage California Tax-Free Money Market and California Municipal
Money Market since May 1994. He joined American Century in February 1990 as an
Investor Services Representative. He also was an Associate Municipal Credit
Analyst for two years. He has a bachelor's degree in finance from Santa Clara
University. He is a CFA charterholder.

ROBERT J. MILLER

Mr. Miller, Portfolio Manager, has been a member of the teams that manage
California Intermediate-Term Tax-Free and California Limited-Term Tax-Free since
April 2000. He joined American Century in June 1998 as a Senior Municipal
Analyst. Before joining American Century, he was a Managing Director for
Washington Square Holdings, LLC from May 1997 to June 1998, and a Principal for
Black & Veatch from September 1996 to May 1997. From November 1989 to September
1996, he was an Assistant Vice President for Moody's Investors Service. He has a
bachelor's degree in business administration-finance from San Jose State
University and an MBA from New York University.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the teams that manage
California Tax-Free Money Market and California Municipal Money Market since
November 2001. He joined American Century in 1997 as an Investment
Administrator. He has a bachelor's degree in finance from San Francisco State.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Portfolio Manager, has been a member of the team that manages California Limited-Term Tax-Free since January 2001. Mr.
Salinger has been a member of the teams that manage California Intermediate-Term
Tax-Free, California  Long-Term Tax-Free and California Insured Tax-Free since
October 1996. He has a bachelor's degree in quantitative economics from
University California-San Diego. He is a CFA charterholder.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[left margin]

[graphic of triangle]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

18

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

ONLINE
--------------------------------------------------------------------------------
www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American  Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200

Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

                                                                              19

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

BY WIRE
--------------------------------------------------------------------------------
[graphic of triangle]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following  information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St                          4917 Town Center Drive
Kansas City, Missouri                 Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday  8 a.m. to 6 p.m., Monday - Friday
                                      8 a.m. to noon, Saturday

1665 Charleston Road                  10350 Park Meadows Drive
Mountain View, California             Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday     8:30 am. to 5:30 p.m., Monday - Friday

20

MINIMUM INITIAL INVESTMENT AMOUNTS(1)

To open an account, the minimum investments are as follows:  Money Markets    Other Funds
-------------------------------------------------------------------------------------------
Individual or Joint                                          $2,500           $5,000
-------------------------------------------------------------------------------------------
UGMA/UTMA                                                    $2,500           $5,000
-------------------------------------------------------------------------------------------
Corporations/Foundations/Endowments                          $2,500           $5,000

(1)  The funds in this Prospectus are not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge you the fee as long as you choose to manage your account exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your transaction is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

[right margin]

PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

                                                                            21

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity.
Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary for a complete description of its policies. Copies of the funds annual reports, semiannual reports and Statement of Additional Information are available from your intermediary.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of triangle]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

22

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by non-money market funds are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the funds' board. The portfolio securities of the money market funds are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security.
The board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

Money Market Funds

Each money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

[right margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

                                                                              23

Other Funds

Each fund pays distributions from net income monthly. Each fund generally pays capital gain distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

We will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

24

TAXES

Tax-Exempt Income

Most of the income that the funds receive from California municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

Certain funds also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The funds' investment performance also is based on sources other than income from California municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Type of Distribution                 Tax Rate for 10% and 15% Brackets   All Other Brackets
---------------------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate                Ordinary income rate
---------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                                 20%
---------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                                  20%(1)

(1)  The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[right margin]

[graphic of triangle]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                             25

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

26

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended August 31, 2001, 2000, 1999 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

                                                                             27

CALIFORNIA TAX-FREE MONEY MARKET FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

Per-Share Data
                                                          2001         2000        1999        1998      1997
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00        $1.00       $1.00       $1.00     $1.00
                                                       ---------    ---------    ---------   ---------   ---------
Income From Investment Operations
  Net Investment Income                                   0.03         0.03        0.03        0.03       0.03
                                                       ---------    ---------    ---------   ---------   ---------
Distributions
  From Net Investment Income                             (0.03)       (0.03)      (0.03)      (0.03)     (0.03)
                                                       ---------    ---------    ---------   ---------   ---------
Net Asset Value, End of Period                            $1.00        $1.00       $1.00       $1.00     $1.00
                                                       =========    =========    =========   =========   =========
  Total Return(1)                                         2.86%        3.11%       2.62%       3.12%     3.17%

Ratios/Supplemental Data
                                                          2001         2000        1999        1998      1997
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.50%        0.49%       0.50%       0.50%     0.49%

Ratio of Net Investment Income to Average Net Assets      2.84%        3.07%       2.59%       3.07%     3.10%

Net Assets, End of Period (in thousands)                $551,722     $640,476    $558,175    $455,994    $417,784

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

28

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

Per-Share Data

                                                         2001          2000        1999         1998        1997
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $1.00         $1.00       $1.00        $1.00       $1.00
                                                       ---------    ---------    ---------   ---------    ---------
Income From Investment Operations
  Net Investment Income                                  0.03          0.03        0.03         0.03        0.03
                                                       ---------    ---------    ---------   ---------    ---------
Distributions
  From Net Investment Income                            (0.03)        (0.03)      (0.03)       (0.03)      (0.03)
                                                       ---------    ---------    ---------   ---------    ---------
Net Asset Value, End of Period                           $1.00         $1.00       $1.00        $1.00       $1.00
                                                       =========    =========    =========   =========    =========
  Total Return(1)                                        2.96%         3.19%       2.76%        3.20%       3.15%
Ratios/Supplemental Data
                                                         2001          2000        1999         1998        1997
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.50%         0.49%       0.50%        0.50%       0.52%

Ratio of Net Investment Income to Average Net Assets     2.93%         3.13%       2.73%        3.16%       3.10%

Net Assets, End of Period (in thousands)               $177,553      $178,528    $179,985     $172,592    $170,477

(1)  Total return assumes reinvestment of dividends and
     capital gains distributions, if any.

                                                                              29

CALIFORNIA LIMITED-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

Per-Share Data

                                                        2001          2000          1999          1998      1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.40        $10.27        $10.43        $10.30     $10.19
                                                     ---------     ---------     ---------     ---------   ----------
Income From Investment Operations
  Net Investment Income                                 0.42          0.41          0.39          0.42      0.43
  Net Realized and Unrealized Gain (Loss)               0.29          0.13         (0.16)         0.13      0.11
                                                     ---------     ---------     ---------     ---------   ----------
  Total From Investment Operations                      0.71          0.54          0.23          0.55      0.54
                                                     ---------     ---------     ---------     ---------   ----------
Distributions
  From Net Investment Income                           (0.42)        (0.41)        (0.39)        (0.42)     (0.43)
                                                     ---------     ---------     ---------     ---------   ----------
Net Asset Value, End of Period                         $10.69        $10.40        $10.27        $10.43     $10.30
                                                     =========     =========     =========     =========   ==========
  Total Return(1)                                       6.94%         5.44%         2.26%         5.40%     5.42%

Ratios/Supplemental Data
                                                        2001          2000          1999          1998      1997
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.51%         0.51%         0.51%         0.52%     0.49%

Ratio of Net Investment Income to Average Net Assets    3.97%         4.05%         3.78%         4.02%     4.20%

Portfolio Turnover Rate                                  63%           97%           57%           44%      47%

Net Assets, End of Period (in thousands)              $163,929      $142,205      $141,549      $130,137    $126,631

(1)   Total return assumes reinvestment of dividends and
      capital gains distributions, if any.

30

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

Per-Share Data
                                                       2001          2000          1999          1998       1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $11.08        $10.85        $11.37        $11.27      $11.05
                                                     ---------     ---------     ---------     ---------   ---------
Income From Investment Operations
   Net Investment Income                               0.50          0.50          0.49          0.52       0.54
   Net Realized and Unrealized Gain (Loss)             0.39          0.23         (0.41)         0.25       0.25
                                                     ---------     ---------     ---------     ---------   ---------
   Total From Investment Operations                    0.89          0.73          0.08          0.77       0.79
                                                     ---------     ---------     ---------     ---------   ---------
Distributions
   From Net Investment Income                         (0.50)        (0.50)        (0.49)        (0.52)      (0.54)
   From Net Realized Gains                              --            --          (0.09)        (0.15)      (0.03)
   In Excess of Net Realized Gains                      --            --          (0.02)          --         --
                                                     ---------     ---------     ---------     ---------   ---------
   Total Distributions                                (0.50)        (0.50)        (0.60)        (0.67)      (0.57)
                                                     ---------     ---------     ---------     ---------   ---------
Net Asset Value, End of Period                        $11.47        $11.08        $10.85        $11.37      $11.27
                                                     =========     =========     =========     =========   =========
   Total Return(1)                                     8.22%         6.95%         0.74%         7.00%      7.39%

Ratios/Supplemental Data
                                                       2001          2000          1999          1998       1997
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      0.51%         0.51%         0.51%         0.51%      0.48%

Ratio of Net Investment Income to Average Net Assets   4.45%         4.64%         4.41%         4.60%      4.81%

Portfolio Turnover Rate                                  94%           73%           54%           28%        42%

Net Assets, End of Period (in thousands)            $449,975      $444,571      $459,859      $460,604   $435,440

(1)  Total return assumes reinvestment of dividends and
     capital gains distributions, if any.

                                                                              31

CALIFORNIA LONG-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

Per-Share Data
                                                        2001          2000          1999          1998      1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $11.11        $10.86        $11.72        $11.48     $11.06
                                                     ---------     ---------     ---------     ---------   ---------
Income From Investment Operations
    Net Investment Income                               0.55          0.56          0.57          0.59      0.61
    Net Realized and Unrealized Gain (Loss)             0.59          0.25         (0.76)         0.44      0.44
                                                     ---------     ---------     ---------     ---------   ---------
    Total From Investment Operations                    1.14          0.81         (0.19)         1.03      1.05
                                                     ---------     ---------     ---------     ---------   ---------
Distributions
    From Net Investment Income                         (0.55)        (0.56)        (0.57)        (0.59)     (0.61)
    From Net Realized Gains                               --            --         (0.07)        (0.20)     (0.02)
    In Excess of Net Realized Gains                       --            --         (0.03)           --        --
                                                     ---------     ---------     ---------     ---------   ---------
    Total Distributions                                (0.55)        (0.56)        (0.67)        (0.79)     (0.63)
                                                     ---------     ---------     ---------     ---------    ---------
Net Asset Value, End of Period                         $11.70        $11.11        $10.86        $11.72     $11.48
                                                     =========     =========     =========     =========   =========
    Total Return(1)                                    10.55%         7.79%        (1.85)%        9.25%     9.70%

Ratios/Supplemental Data
                                                        2001          2000          1999          1998        1997
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.51%         0.51%         0.51%         0.51%        0.48%

Ratio of Net Investment Income to Average Net Assets    4.87%         5.24%         4.94%         5.07%        5.40%

Portfolio Turnover Rate                                   31%           24%           52%           36%          50%

Net Assets, End of Period (in thousands)              $331,090      $303,480     $332,627      $325,194     $304,671

(1)  Total return assumes reinvestment of dividends and
     capital gains distributions, if any.

32

CALIFORNIA INSURED TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

Per-Share Data
                                                        2001          2000          1999          1998      1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.13         $9.88        $10.60        $10.37     $10.00
                                                     ---------     ---------     ---------     ---------   ---------
Income From Investment Operations
    Net Investment Income                               0.49          0.50          0.50          0.51      0.53
    Net Realized and Unrealized Gain (Loss)             0.54          0.25         (0.66)         0.39      0.37
                                                     ---------     ---------     ---------     ---------   ---------
    Total From Investment Operations                    1.03          0.75         (0.16)         0.90      0.90
                                                     ---------     ---------     ---------     ---------   ---------
Distributions
    From Net Investment Income                         (0.49)        (0.50)        (0.50)        (0.51)     (0.53)
    From Net Realized Gains                               --            --         (0.04)        (0.16)       --
    In Excess of Net Realized Gains                       --            --         (0.02)           --        --
                                                     ---------     ---------     ---------     ---------   ---------
    Total Distributions                                (0.49)        (0.50)        (0.56)        (0.67)     (0.53)
                                                     ---------     ---------     ---------     ---------   ---------
Net Asset Value, End of Period                         $10.67        $10.13         $9.88        $10.60     $10.37
                                                     =========     =========     =========     =========   =========
    Total Return(1)                                    10.40%         7.90%        (1.71)%        8.96%     9.25%

Ratios/Supplemental Data
                                                        2001          2000          1999          1998        1997
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.51%         0.51%         0.51%         0.51%       0.48%
Ratio of Net Investment Income to Average Net Assets    4.71%         5.12%         4.78%         4.91%       5.23%
Portfolio Turnover Rate                                   30%           20%           32%           31%         46%
Net Assets, End of Period (in thousands)              $220,077      $198,673      $211,937      $215,509   $189,145

(1)  Total return assumes reinvestment of dividends and
     capital gains distributions, if any.

                                                                              33

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

Per-Share Data
                                                       2001          2000          1999          1998       1997
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $9.44         $9.36         $9.93         $9.68      $9.27
                                                     ---------     ---------     ---------     ---------   --------
Income From Investment Operations
    Net Investment Income                              0.52          0.52          0.49          0.51       0.55
    Net Realized and Unrealized Gain (Loss)            0.35          0.08         (0.46)         0.37       0.41
                                                     ---------     ---------     ---------     ---------   --------
    Total From Investment Operations                   0.87          0.60          0.03          0.88       0.96
                                                     ---------     ---------     ---------     ---------   --------
Distributions
    From Net Investment Income                        (0.52)        (0.52)        (0.49)        (0.51)      (0.55)
    From Net Realized Gains                              --            --          --(1)        (0.12)        --
    In Excess of Net Realized Gains                      --            --         (0.11)           --         --
                                                     ---------     ---------     ---------     ---------   --------
    Total Distributions                               (0.52)        (0.52)        (0.60)        (0.63)      (0.55)
                                                     ---------     ---------     ---------     ---------   --------
Net Asset Value, End of Period                         $9.79         $9.44         $9.36         $9.93      $9.68
                                                     =========     =========     =========     =========   ========
    Total Return(2)                                    9.50%         6.70%         0.26%         9.35%      10.61%

Ratios/Supplemental Data
                                                       2001          2000          1999          1998         1997
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      0.54%         0.54%         0.54%         0.54%        0.50%

Ratio of Net Investment Income to Average Net Assets   5.45%         5.64%         5.08%         5.23%        5.77%

Portfolio Turnover Rate                                 47%            52%           59%           36%          46%

Net Assets, End of Period (in thousands)             $336,400      $318,197      $341,968      $303,842     $192,831

(1)  Per-share amount was less than $0.005.

(2)  Total return assumes reinvestment of dividends and
     capital gains distributions, if any.

34

NOTES

                                                                              35

NOTES

36

NOTES

                                                                              37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov
                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

[american century logo and text logo (reg. sm)]
AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, MO 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0201
SH-PRS-27417

Your
American Century
prospectus

C CLASS    January 1, 2002

California High-Yield Municipal Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

              [american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.  We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/*/W. Gorgon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]

This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks high current income that is exempt from federal and California income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers invest most of the fund's assets in intermediate- and long-term DEBT SECURITIES, including junk and private activity bonds, issued by cities, counties and other California municipalities.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  a California resident or taxpayer
*  seeking current tax-free income
*  comfortable with risk based on California's economy
*  comfortable with the fund's other investment risks
*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The funds may not be a good investment if you are

*  investing in an IRA or other tax-advantaged retirement plan
*  investing for long-term growth
*  looking for the added security of FDIC insurance

[left margin]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

[graphic of triangle]

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

When the C Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index for the C Class of the fund

The performance of the fund's Investor Class shares for each full calendar year in the life of the fund is shown below. Account fees are not reflected in the chart below. If they had been included, returns would have been lower than those shown.(1)

[data from chart]

       California High-Yield Municipal
2000              12.70%
1999              -3.31%
1998               6.73%
1997               10.5%
1996               5.89%
1995              18.29%
1994              -5.36%
1993              13.18%
1992               9.17%
1991              10.91%

(1)  If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.

[right margin]

[graphic of triangle]

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

                                                                            3

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the C Class shares of other American Century funds

* to redeem your shares after you have held them for 18 months (other than by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load) (as a percentage of net asset value)  0.75%(1)

(1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    Management   Distribution and          Other         Total Annual Fund
                                    Fee(1)       Service (12b-1) Fees(2)   Expenses(3)   Operating Expenses
------------------------------------------------------------------------------------------------------------
California High-Yield Municipal     0.54%        0.75%                     0.00%         1.29%

(1) Based on expenses incurred by all classes of the fund during the most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page 16.

(3) Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                     1 year    3 years     5 years     10 years
---------------------------------------------------------------------------------
California High-Yield Municipal      $209      $407        $704        $1,547

You would pay the following expenses if you did not redeem your shares.

                                     1 year    3 years     5 years     10 years
---------------------------------------------------------------------------------
California High-Yield Municipal      $131      $407        $704        $1,547

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When purchasing through a financial intermediary you may be charged a fee.

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Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4

OBJECTIVES, STRATEGIES AND RISKS

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy long- and intermediate-term debt securities with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

The fund managers buy securities rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default. The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 6 for more  information about the effects of changing interest rates on the fund's portfolio.

The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy. California High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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[graphic of triangle]

Income from California High-Yield Municipal may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A NONDIVERSIFIED fund may invest a greater percentage of its asset in a smaller number of securities than a diversified fund.

                                                                            5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of         Percent of   Remaining   Weighted
                             Security Owned    Portfolio    Maturity    Maturity
---------------------------------------------------------------------------------
Debt Security A              $100,000          25%          4 years     1 year
---------------------------------------------------------------------------------
Debt Security B              $300,000          75%          12 years    9 years
---------------------------------------------------------------------------------
Weighted Average Maturity                                              10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

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[graphic of triangle]

The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

6

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price     Price After 1% Increase      Change in Price
-------------------------------------------------------------------------------------
1 year                 $100.00           $99.06                       -0.94%
-------------------------------------------------------------------------------------
3 years                $100.00           $97.38                       -2.62%
-------------------------------------------------------------------------------------
10 years               $100.00           $93.20                       -6.80%
-------------------------------------------------------------------------------------
30 years               $100.00           $88.69                      -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the
Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

[right margin]

[graphic of triangle]

Credit quality may be lower when the issuer has any of the following

*  a high debt level
*  a short operating history
*  a senior level of debt
*  a difficult, competitive environment
*  a less stable cash flow

                                                                            7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the C Class shares of the fund. The rate of the management fee for a fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The fund was not in operation for the full fiscal year ended August 31, 2001.
The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules.

Investment Category Fee Schedule        Complex Fee Schedule (C Class)

Category Assets           Fee Rate      Complex Assets          Fee Rate
First $1 billion          0.3100%       First $2.5 billion      0.3100%
Next $1 billion           0.2580%       Next $7.5 billion       0.3000%
Next $3 billion           0.2280%       Next $15 billion        0.2985%
Next $5 billion           0.2080%       Next $25 billion        0.2970%
Next $15 billion          0.1950%       Next $50 billion        0.2960%
Next $25 billion          0.1930%       Next $100 billion       0.2950%
Thereafter                0.1925%       Next $100 billion       0.2940%
                                        Next $200 billion       0.2930%
                                        Next $250 billion       0.2920%
                                        Next $500 billion       0.2910%
                                        Thereafter              0.2900%

8

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio manager who leads the team is identified below:

STEVEN M. PERMUT

Mr. Permut, Vice President, Director of Municipal Research and Senior Portfolio
Manager, has been a member of the team that manages California High-Yield
Municipal since January 1988. He joined American Century in June 1987. He has a bachelor's degree in business and geography from State University of New York -
Oneonta and an MBA in finance from Golden Gate University - San Francisco.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

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[graphic of triangle]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

                                                                            9

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR C CLASS SHARES

The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS(1)

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $5,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $5,000
--------------------------------------------------------------------------------
Corporations/Foundations/Endowments                         $5,000

(1)  This fund is not available for retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange and redeem shares will depend on the policies of that entity.
Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of
Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of triangle]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

10

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your transaction is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[right margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

                                                                            11

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

12

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

We will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[right margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

                                                                            13

TAXES

Tax-Exempt Income

Most of the income that the fund receives from California municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the funds that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from California municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  Market Discount Purchases. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Type of Distribution                  Tax Rate for 10% and 15% Brackets   All Other Brackets
-----------------------------------------------------------------------------------------------
Short-term capital gains              Ordinary income rate                Ordinary income rate
-----------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)   10%                                 20%
-----------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)     8%                                 20%(1)

(1)  The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of triangle]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the  full benefit of the gains realized in the fund's portfolio.

14

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

                                                                            15

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-2021.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months and is eliminated thereafter in  accordance with the following chart:

   After 13 months        0.625%
   After 14 months        0.500%
   After 15 months        0.375%
   After 16 months        0.250%
   After 17 months        0.125%
   After 18 months        0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's C Class shares have a 12b-1 Plan. Under the Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25%
for certain individual shareholder and administrative services and 0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

16

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.75% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended August 31, 2001, 2000, 1999 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.
Prior years' information was audited by other independent auditors.

                                                                            17

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31

PER-SHARE DATA
                                                        2001          2000          1999          1998      1997
----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                    $9.44         $9.36         $9.93         $9.68     $9.27
                                                     ---------     ---------      ---------     ---------  ---------
Income From Investment Operations
    Net Investment Income                               0.52          0.52          0.49          0.51      0.55
    Net Realized and Unrealized Gain (Loss)             0.35          0.08         (0.46)         0.37      0.41
                                                     ---------     ---------      ---------     ---------  ---------
    Total From Investment Operations                    0.87          0.60          0.03          0.88      0.96
                                                     ---------     ---------      ---------     ---------  ---------
Distributions
    From Net Investment Income                         (0.52)        (0.52)        (0.49)        (0.51)     (0.55)
    From Net Realized Gains                               --            --          --(1)        (0.12)      --
    In Excess of Net Realized Gains                       --            --         (0.11)           --       --
                                                     ---------     ---------      ---------     ---------  ---------
    Total Distributions                                (0.52)        (0.52)        (0.60)        (0.63)     (0.55)
                                                     ---------     ---------      ---------     ---------  ---------
Net Asset Value, End of Period                          $9.79         $9.44         $9.36         $9.93     $9.68
                                                     =========     =========     ==========     =========  =========
    Total Return(2)                                     9.50%         6.70%         0.26%         9.35%     10.61%

Ratios/Supplemental Data
                                                        2001          2000          1999          1998       1997
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.54%         0.54%         0.54%         0.54%      0.50%

Ratio of Net Investment Income to Average Net Assets    5.45%         5.64%         5.08%         5.23%      5.77%

Portfolio Turnover Rate                                   47%           52%           59%           36%        46%

Net Assets, End of Period (in thousands)              $336,400      $318,197      $341,968      $303,842  $192,831

(1)  Per-share amount was less than $0.005.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

18

NOTES

                                                                            19

NOTES

20

NOTES

                                                                            21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

www.americancentury.com

0201
SH-PRS-27418

American Century
statement of
additional information

JANUARY 1, 2002

American Century California
Tax-Free and Municipal Funds

California Tax-Free Money Market Fund
California Municipal Money Market Fund
California Limited-Term Tax-Free Fund
California Intermediate-Term Tax-Free Fund
California Long-Term Tax-Free Fund
California Insured Tax-Free Fund
California High-Yield Municipal Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses, dated January 1, 2002, but is not a prospectus. The Statement of
Additional Information should be read in conjunction with the funds' current
Prospectuses. If you would like a copy of the Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit
American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

The Funds' History ........................................................    2

Fund Investment Guidelines ................................................    2
     California Tax-Free Money Market Fund
     California Municipal Money Market Fund ...............................    3
     California Limited-Term Tax-Free Fund
     California Intermediate-Term Tax-Free Fund

                                                                              1

The Funds' History

American Century California Tax-Free and Municipal Funds is a registered open-end management investment company that was organized as a Massachusetts business trust on February 18, 1983. From then until January 1997, it was known as Benham California Tax-Free and Municipal Funds. Throughout this Statement of
Additional Information, we refer to American Century California Tax-Free and
Municipal Funds as the Trust.

Each fund is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own tax identification and stock registration number.

Fund-Class (Ticker Symbol)                                     Inception Date
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund--Investor Class (BCTXX)  11/09/1983
--------------------------------------------------------------------------------
California Municipal Money Market Fund--Investor Class (BNCXX) 12/31/1990
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund--Investor Class (BCSTX)  06/01/1992
--------------------------------------------------------------------------------
California Intermediate-Term
Tax-Free Fund--Investor Class (BCITX)                          11/09/1983
--------------------------------------------------------------------------------
California Long-Term Tax-Free Fund--Investor Class (BCLTX)     11/09/1983
--------------------------------------------------------------------------------
California Insured Tax-Free Fund--Investor Class (BCINX)       12/30/1986
--------------------------------------------------------------------------------
California High-Yield Municipal Fund--Investor Class (BCHYX)   12/30/1986
--------------------------------------------------------------------------------
California High-Yield Municipal Fund-- C Class (N/A)           N/A
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectuses.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act), with the exception of the California Municipal Money
Market Fund and the California High-Yield Municipal Fund which are non-diversified. Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Nondiversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company,  each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

The money market funds operate pursuant to Rule 2a-7 under the Investment
Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized costs. To rely on the rule, each fund must be diversified with regard to 100% of its assets other than U.S. government securities. For purposes of Rule 2a-7, diversified means that with respect to 75% of its assets, a fund must not invest more than 5% of its assets in securities of any one issuer or more than 10% of its assets in securities guaranteed by any one guarantor other than the U.S. government. Each money market fund also must not invest more than (a) the greater of 1% of its assets or $1 million in conduit securities of a single issuer rated in the second highest credit quality category; and (b) 5% of its assets in conduit securities rated in the second highest credit quality category. (Conduit securities are issued by state or municipalities, but ultimate responsibility for the payment of principal and interest rests with a nongovernmental entity, such as a corporation or project.

2

Each fund intends to remain fully invested in municipal obligations. As a fundamental policy, each fund will invest at least 80% of its net assets in
California municipal obligations. A municipal obligation is a "California"
municipal obligation if its income is exempt from California state income taxes.
This includes obligations of the Commonwealth of Puerto Rico and its public corporations (as well as other territories such as Guam and the Virgin Islands), which are exempt from federal and California state income taxes.

The remaining 20% of net assets may be invested in

(1) municipal obligations issued in other states and

(2) U.S. government obligations.

For temporary defensive purposes, each fund may invest more than 20% of its net assets in U.S. government obligations. For liquidity purposes, each non-money market fund may invest up to 5% of its total assets in shares of money market funds, including California Municipal Money Market and California Tax-Free Money
Market.

Each fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. California Municipal Money
Market and California High-Yield Municipal, unlike the other funds, may invest substantially all of their assets in securities that are subject to the alternative minimum tax. See Alternative Minimum Tax, page 35.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see Explanation of Fixed-Income
Securities Ratings beginning on page 40.

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND

The money market funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market funds, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.
In particular, each fund:

*  buys only U.S. dollar-denominated obligations with remaining maturities of
   397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less)

*  maintains a dollar-weighted average maturity of 90 days or less, and

*  restricts its investments to high-quality obligations determined by the advisor, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.

To be considered high-quality, an obligation must be

*  a U.S. government obligation, or

*  rated (or of an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies
   (or one if only one has rated the obligation), or

*  an obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of a quality comparable to the securities listed above.

While it adheres to the same quality and maturity criteria as California
Tax-Free Money Market, California Municipal Money Market may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal alternative minimum tax (AMT)
liability. In the past, private activity securities have provided somewhat higher yields than comparable municipal securities whose interest is not a tax-preference item. Therefore, the fund is designed for investors who do not expect to pay alternative minimum taxes. See Taxes, page 33.

                                                                              3

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the Prospectus.

In terms of credit quality, each of these funds restricts its investments to

*  municipal bonds rated, when acquired, within the four highest categories designated by a rating agency

*  municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper that is rated, when acquired, within the two highest categories designated by a rating agency

*  unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of a quality comparable to the securities listed above.

CALIFORNIA INSURED TAX-FREE FUND

California Insured Tax-Free invests primarily in long-term municipal obligations covered by insurance that guarantees the timely payment of interest and repayment of principal.

Under normal conditions, at least 65% of the fund's total assets are invested in insured municipal obligations. Securities held by the fund may be (1) insured under a new-issue insurance policy obtained by the issuer of the security, (2)
insured under a secondary market insurance policy purchased by the fund or a previous bondholder, (3) secured by an escrow or trust account holding U.S.
government securities, or (4) rated AAA by a rating agency based upon the issuer's credit quality.

California Insured Tax-Free also may invest in short-term securities carrying one of the two highest ratings designated by a rating agency.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Like California Long-Term Tax-Free, California High-Yield Municipal invests primarily in long- and intermediate-term California municipal obligations.
Although California High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality
(e.g., bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of California High-Yield Municipal's portfolio may consist of obligations that, when acquired, were not rated. There is no limit to the percentage of assets the fund may invest in unrated securities.  The fund may invest up to 10% of its total assets in securities that are in technical or monetary default.

California High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (e.g., a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund's return.

California High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. The fund is not limited in its investments in securities that are subject to the AMT. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability.
See Taxes, page 33.

                                                                              4

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes the investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages, and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting California Municipal Securities

As noted in the Prospectus, the funds are susceptible to political, economic and regulatory events that affect issuers of California municipal obligations. These include possible adverse effects of California constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds'
policies of concentrating their assets in California municipal securities. This information is based on recent official statements relating to securities offerings of California issuers, although it does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Economic Overview

California's economy is the largest among the 50 states and one of the largest in the world. The state's 2000 population of approximately 34.5 million, representing approximately 12.5% of the U.S. population, has grown by 7% since
1994. Total personal income grew to an estimated $1.1 trillion in 2000.

From 1990 through 1993, the state suffered a severe recession, the worst since the 1930s, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction.
California's economy has been recovering and growing steadily since the beginning of 1994, to the point where the state's economic growth has outpaced the rest of the nation through the first half of 2001. The state added more than
554,000 non-farm jobs in 2000, while personal income grew by more than $97 billion or 9.8%. The unemployment rate was 4.9% in 2000.

In 2001, the state's growth has moderated, demonstrating that the state is not immune to the nationwide slowdown. The most dramatic softening has occurred in the high tech sector heightened by poor earnings and layoff announcements. The year 2000 saw extraordinary gains in income growth that principally reflected a surge in stock option incomes that resulted from the "bubble" in technology-oriented stocks, as evidenced by the

                                                                              5

doubling of the NASDAQ index between October 1999 and early March 2000. As a result of the collapse of this bubble, personal income is projected to slow much more dramatically than warranted by the moderation in job growth.

Constitutional Limitations on Taxes

Many California issuers rely on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by voters in
1978 and commonly known as "Proposition 13." Proposition 13 limits to 1% of full cash value the rate of ad valorem taxes on real property and restricts the reassessment of property to 2% per year, except where new construction or changes of ownership have occurred (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness. The U.S. Supreme Court has upheld
Proposition 13 against claims that it has unlawfully resulted in widely varying tax liability on similarly situated properties.

Proposition 13 also requires voters of any governmental unit to give two-thirds approval to levy any special tax. Subsequent court decisions, however, have allowed non-voter approved general taxes so long as they are not dedicated to a specific use. In response to these decisions, voters adopted an initiative in
1986 that imposed new limits on the ability of local government entities to raise or levy general taxes without voter approval. Based upon a 1991 intermediate appellate court decision, it was believed that significant parts of this initiative, known as Proposition 62, were unconstitutional. On September
28, 1995, the California Supreme Court rendered a decision in the case of Santa
Clara County Local Transportation Authority vs. Guardino that rejected the prior decision and upheld Proposition 62, while striking down a 1/2-cent sales tax for transportation purposes that was approved by a majority, but less than two-thirds, vote. Proposition 62 does not apply to charter cities, but other local governments may be constrained in raising any taxes without voter approval.

On November 5, 1996, California voters approved Proposition 218. This proposition adds Articles XIIIC and XIIID to the state Constitution, which affect the ability of local governments, including charter cities, to levy and collect both existing and future taxes, assessments, fees and charges.
Proposition 218 became effective on November 6, 1996, although application of some of its provisions was deferred until July 1, 1997. This proposition could negatively impact a local government's ability to make its debt service payments, and thus could result in lower credit ratings.

Constitutional Limitations on Appropriations

The state and its local governments are subject to an annual appropriations limit imposed by Article XIIIB of the California Constitution. This article was enacted by voters in 1979 and was significantly amended by Propositions 98 and
111 in 1988 and 1990, respectively. Article XIIIB prohibits the state and certain local governments from spending "appropriations subject to limitation"
in excess of an appropriations limit. The appropriations limit is adjusted annually to reflect population changes and changes in the cost of living as well as transfers of responsibility between government units. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" consisting of tax revenues and certain other charges and fees to the extent that such proceeds exceed the cost of providing the product or service. However, proceeds of taxes exclude most state subventions to local governments.

"Excess revenues" under Article XIIIB are measured over a two-year cycle. Local governments must return any excess revenues to taxpayers through tax rate reductions. The state must refund 50% of any excess and pay the other 50% to schools and community colleges. With the application of more liberal annual adjustment factors since 1988 and depressed

6

revenues since 1990 due to the recession, few governments are currently operating near their spending limits, but this condition may change over time.
Local governments may, by voter approval, exceed their spending limits for a limited time.

Because of the complex nature of Articles XIIIA and XIIIB, the ambiguities and possible inconsistencies in their terms and the impossibility of predicting future appropriations, population changes, changes in the cost of living or the probability of continuing legal challenges, it is difficult to measure the full impact of these Articles on the California municipal market or on the ability of
California issuers to pay debt service on their obligations.

Obligations of the State of California

As of July 1, 2001, the state had approximately $23.7 billion of general obligation bonds outstanding, and approximately $11 billion remained authorized but unissued. In fiscal year 2000-01, debt service on general obligation bonds and lease-purchase debt was approximately 3.76% of general fund revenues, essentially unchanged from the prior fiscal year.

The state's principal sources of General Fund revenues for fiscal year 2000-01 were the California personal income tax (58% of total revenues), the sales tax
(27.4%), and bank and corporations taxes (8.4%). As part of the personal income tax revenues, stock market-related income (options and capital gains) in fiscal
2000-01 accounted for almost one-quarter of all general fund revenues.
Historically, the state has paid the principal of and interest on its general obligation bonds, lease-purchase debt and short-term obligations when due.

Pressures on the state's budget in the late 1980s and early 1990s were caused by a combination of external economic conditions and growth of the largest General
Fund expenditure programs--K-12 education, health, welfare and corrections--at rates faster than the revenue base. The largest state expenditure program is assistance to local public school districts. In 1988, Proposition 98 was enacted; it essentially guarantees local school districts and community college districts a minimum share of the state's General Fund revenues (currently 35%).

Expenditures pressures continue as the state's overall population and school age population continue to grow, and as the state's corrections program responds to a "Three Strikes" law enacted in 1994 (which requires mandatory life prison terms for certain third-time felony offenders). In addition, the long-term impact of federal welfare reform on the state's budget is uncertain, especially in a weaker economic environment.

State finances have improved over the past five fiscal years, due primarily to stronger than anticipated revenue and lower than anticipated social spending.
The state finished fiscal year 2000-01 with an estimated $6.6 billion general fund balance (on a budgetary basis), down from a balance of $8.5 billion the prior year. The fiscal 2001 budget contained the following features:

*  Funding for higher education increased substantially as funding for the
   University of California and the California State University system was increased 17.9% and 12.7%, respectively.

*  The budget included increased funding for health and human services of $2.7 billion.

*  Proposition 98 funding for K-12 schools was increased by $2.7 billion, or
   7.6% over the previous year.

*  The budget included funding for the first year of the Governor's six-year,
   $6.9 billion Transportation Congestion Relief Plan.

*  The budget contained a tax reduction of $1.5 billion, primarily reflected in the phased-in reduction of the Vehicle License Fee (VLF). Other tax reductions included both a one-time Senior Citizens Homeowner and Renters Tax
   Assistance program that will cost $154 million, a personal tax credit for teachers costing $218 million and a refundable credit for child care expenses that will cost $195 million.

                                                                              7

*  A one-time appropriation of $200 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's.
   Additionally $121 million was appropriated for support of local law enforcement, and $75 million in one time funding was provided for local law enforcement agencies to purchase high technology equipment.

*  The budget included bond allocations of $1.2 billion for parks and $763 million for water projects, lower entrance fees to state parks, improved water and air quality and land conservation.

CURRENT BUDGET FOR FISCAL YEAR 2001-02. The Budget Act anticipates General Fund revenues of $75.1 billion (a 1.8% increase from the prior fiscal year) and expenditures of $79.6 billion (a decrease of less than 1% from the prior fiscal year). On a budgetary basis, the General Fund balance is projected to decrease from $6.6 billion as of June 30, 2001, to $2.6 billion as of June 30, 2002. With this Budget:

*  Proposition 98 per pupil spending was increased by 4.9 percent to $7,002.
   Total General Fund spending of $32.4 billion for K-12 education fully funds enrollment and cost of living increases and also provides additional funding for other programs.

*  Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Additional funding was also provided for 3 percent student growth at community colleges.

*  Health, welfare and social services generally are fully funded for anticipated caseload growth. The 2001 Budget Act adopts an Administration proposal to utilize $402 million of tobacco litigation settlement payments to fund certain health programs.

*  In addition to $4.3 billion of continuing tax relief, the 2001 Budget contains about $125 million in new General Fund tax relief, primarily for senior citizens' property tax assistance and certain new tax credits aimed at rural area and agricultural equipment.

*  The Budget also contains approximately $3 billion in one-time spending and set-asides, including $1 billion for energy-related initiatives relating to the current energy crisis (see below), and $800 million in capital outlay spending.

One concern is how California will reimburse the general fund for the roughly
$6.2 billion it has spent to purchase wholesale power on behalf of its public utilities. The state plans to issue bonds totaling approximately $12.5 billion to repay the General Fund, to repay an interim loan of $4.3 billion, and to pay for future power purchases. But the proposed bond issue has been delayed several times resulting in continued uncertainty about the General Fund being reimbursed. Without this reimbursement, the state could face a General Fund deficit of approximately $10 billion for the upcoming fiscal year 2002-03.
Additionally, the General Fund could be required to fund future power requirements. As a result, the state's bond rating was downgraded in Spring 2000 by Standard & Poor's to A+ from AA and to Aa3 from Aa2 by Moody's. Standard &
Poor's, Moody's and Fitch all carry a negative outlook on the state's rating.

Obligations of Other Issuers in California

Property tax revenues received by local governments declined more than 50%
following the passage of Proposition 13 in 1978. Subsequently, the California
legislature enacted measures to provide for the redistribution of the state's
General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies, and the assumption of certain government functions by the state to assist the state's municipalities. However, in response to the fiscal crisis at the state level, the Legislature in 1992-93 and 1993-94 effectively reversed the post-Proposition 13 bailout aid and directed over $3 billion of city, county and special district property taxes to school districts, which enabled the state to reduce its aid to schools by the same amount. Part of this shortfall is to be covered by a 0.5% sales tax allocated to local governments for public safety purposes. The 0.5% sales tax increase was imposed by Proposition 172, which was approved by a majority of voters at the statewide election on November 2, 1993.

8

Even with these cuts and property tax shifts, more than 70% of the state's
General Fund expenditures are for local government assistance. To the extent that the state is constrained by its Article XIIIB appropriations limit, its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level or rate of growth of state assistance to local governments may be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-Exempt Commercial Paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of the State of California at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) Bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

                                                                              9

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender option or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities. The fund managers may buy securities with puts attached to keep a fund fully invested in  municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with

10

puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below regulatory requirements under Rule 2a-7.

The advisor also takes steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the  structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield  fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

                                                                              11

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.
Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

California and its municipalities are the largest issuers of municipal lease obligations in the United States.

Inverse Floaters

The funds (except the money market funds) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by

(1) a broker-dealer who purchases fixed-rate bonds and places them in a trust,
    or

(2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

*  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

*  Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

12

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a
Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value  of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Lower-Quality Bonds

As indicated in the Prospectus, an investment in California High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest, without limitation, in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers.

Projects financed through the issuance of lower-quality bonds are often highly leveraged. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, or a lack of needed additional financing.

Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds frequently have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have negative tax implications for shareholders.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market is dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

                                                                              13

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to

(a) 3% of the total voting stock of any one investment company;

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of a fund's total assets in the aggregate.

For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. However, the advisor intends to minimize such investments and, when suitable short-term municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.

Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indices, such as the Bond
Buyer Municipal Bond Index that are consistent with the funds' investment objectives. The funds also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.

14

Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands.
Instead, these contracts settle in cash at the spot market value of the Bond
Buyer Municipal Bond Index.

Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security)
if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the funds' investment restrictions.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do
so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities.
A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price

                                                                            15

at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions.
Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums, or (b) for other-than-hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

Municipal Bond Insurers

Securities held by California Insured Tax-Free may be (a) insured under a new-issue  insurance policy obtained by the issuer of the security or (b)
insured under a secondary market insurance policy purchased by the fund or a previous bond holder. The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

AMBAC Indemnity Corporation (AMBAC Indemnity) is a Wisconsin-domiciled stock insurance corporation. AMBAC Indemnity is a wholly owned subsidiary of AMBAC
Inc., a publicly held company. Moody's Investors Service, Inc. (Moody's) and
Standard & Poor's Corporation (S&P) have rated AMBAC Indemnity's claims-paying ability Aaa and AAA, respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation, a Delaware corporation. FGIC's claims-paying ability was rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Municipal Bond Investors Assurance (MBIA) Corporation is a monoline insurance company organized as a New York corporation. MBIA's claims-paying ability was rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

16

Financial Security Assurance, Inc. (FSA) is a financial guaranty insurance company operated in New York which became a separately capitalized Dexia subsidiary on July 5, 2000. FSA's claims-paying ability was rated Aaa/AAA/AAA by
Moody's, S&P and Fitch, respectively.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Trustees has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the funds' investment restrictions, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

                                                                             17

Subject         Policy
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to  portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of its authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric, and gas, electric, and telephone will each be considered a separate industry, and

(d) business credit and personal credit businesses will be considered separate industries.

18

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject      Policy
--------------------------------------------------------------------------------
Leveraging   A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Futures and  The money market funds may not purchase or sell futures contracts and options  or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
--------------------------------------------------------------------------------
Liquidity    A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short sales  A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin       A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of
             transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by U.S.
     government securities; and

(3)  other money market funds.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except those of the money market funds) is listed in the Financial Highlights table in the Prospectus. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT

The individuals listed in the table below serve as trustees or officers of the funds. Trustees listed as interested persons of the funds (as defined in the
Investment Company Act) are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American Century
Investment Management, Inc. (ACIM), and the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS).

The remaining trustees, because they are not "interested" persons of the funds, are viewed as independent trustees under the Investment Company Act provisions and SEC rules referencing such trustees. More than two-thirds of the trustees are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM and ACIS.

All persons named as officers of the funds also serve in similar capacities for the investment companies advised by ACIM. Not all officers of the funds are listed; only those

                                                                              19

officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The officers listed in the following table are interested persons of the funds as described above.

                                                                                    Number of
                                                                                    Portfolios
                                                                                    in Fund
                                          Length                                    Complex      Other
                            Position(s)   of Time                                   Overseen     Directorships
                            Held with     Served     Principal Occupation(s)        by           Held by
Name, Address (Age)         Fund          (years)    During Past 5 Years            Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III        Trustee,      6          Co-Chairman, ACC               39           Director, ACC,
4500 Main Street            Chairman                                                             ACIM, ACSC
Kansas City, MO 64111       of                      (September 2000 to present)                  and other ACC
(42)                        the Board                                                            subsidiaries
                                                     Co-Chief InvestmentOfficer,
                                                     U.S. Equities (September2000
                                                     to February 2001)
                                                     Chief Executive Officer,ACC
                                                     ACIM, ACSC and
                                                     other ACC subsidiaries
                                                     (June 1996 to September 2000)
                                                     President, ACC (January 1995
                                                     to June 1997)
                                                     President, ACIM and ACSC
                                                     (April 1993 to August 1997)
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons            Trustee,      4          Chief Executive Officer, ACC   76           Director, ACIM, ACSC and other              President
4500 Main Street                                     and other ACC subsidiaries                  ACC subsidiaries
Kansas City, MO 64111                                (September 2000 to present)
(46)                                                 President, ACC (June 1997
                                                     to present)
                                                     Chief Operating Officer,
                                                     ACC (June 1996 to
                                                     September 2000)
                                                     General Counsel, ACC, ACIM,
                                                     ACIS, ACSC and other ACC
                                                     subsidiaries (June 1989 to
                                                     June 1998)
                                                     Executive Vice President,
                                                     ACC (January 1995
                                                     to June 1997)
                                                     Also serves as: Executive
                                                     Vice President and Chief
                                                     Operating Officer, ACIM,
                                                     ACSC and other ACC
                                                     subsidiaries, and
                                                     Executive Vice President
                                                     of other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat            Trustee       6          General Partner,               39           Independent Director,
1665 Charleston Road                                 Discovery Ventures                          Sungard Data Systems (1991 to present)
Mountain View, CA 94043                              (Venture capital firm,                      Independent Director,
(71)                                                 1996 to 1998)                               Business Objects S/A
                                                                                                 (1994 to present)
------------------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson            Trustee       6          Charles J. Meyers Professor    39           None
1665 Charleston Road                                 of Law and Business,
Mountain View, CA 94043                              Stanford Law School
(55)                                                 (1979 to present)
                                                     Mark and Eva Stern
                                                     Professor of Law and
                                                     Business, Columbia
                                                     University School of Law
                                                     (1992 to present)
                                                     Counsel, Marron, Reid &
                                                     Sheehy (a San Francisco
                                                     law firm, 1984 to present)
------------------------------------------------------------------------------------------------------------------------------------

20

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                                          Length                                        Complex      Other
                            Position(s)   of Time                                       Overseen     Directorships
                            Held with     Served     Principal Occupation(s)            by           Held by
Name, Address (Age)         Fund          (years)    During Past 5 Years                Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes            Trustee       21         Partner, Oak Hill Capital          39           Director, Dimensional Fund Advisors
1665 Charleston Road                                 Management, (1999-present)                      (investment advisor,
Mountain View, CA 94043                              Principal, Long-Term                            1982 to present)
(60)                                                 Capital Management                              Director, Smith Breeden Family of
                                                     (investment advisor,                            Funds (1992 to present)
                                                     1993 to January 1999)
                                                     Frank E. Buck Professor
                                                     of Finance, Stanford
                                                     Graduate School of Business
                                                     (1981 to present)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott            Trustee       30         Ralph M. Parsons Professor         39           Director, RCM Capital Funds, Inc.
1665 Charleston Road                                 of Law and Business,                            (1994 to present)
Mountain View, CA 94043                              Stanford Law School
(73)                                                 (1972 to present)
------------------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers           Trustee       17         Director and Partner,,             39           Director, Indus International
1665 Charleston Road                                 Windy Hill Productions, LP                      (software solutions,
Mountain View, CA 94043                              (educational software,                          January 1999 to present)
(56)                                                 1994 to 1998)                                   Director, Quintus Corporation
                                                                                                     (automation solutions,
                                                                                                     1995 to present)
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons            President      1         See entry above under              76           See entry above under
4500 Main Street                                     "Interested Trustees."                          "Interested Trustees."
Kansas City, MO 64111
(46)
------------------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson           Executive     1          Chief Administrative Officer       Not          Not applicable.
4500 Main St.               Vice                     and Chief Financial Officer,       applicable
Kansas City, MO 64111       President                ACC (August 1997 to present)
(55)                        and                      President, ACSC
                            Chief                    (January 1999 to present)
                            Financial                Executive Vice President, ACC
                            Officer                  (May 1995 to present)
                                                     Also serves as: Executive Vice
                                                     President and Chief Financial Officer,
                                                     ACIM, ACIS and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA        Senior Vice   1          Senior Vice President and          Not          Not applicable
4500 Main St.               President,               Assistant Treasurer, ACSC          applicable
Kansas City, MO 64111       Treasurer
(45)                        and Chief
                            Accounting
                            Officer
------------------------------------------------------------------------------------------------------------------------------------
David C. Tucker             Senior Vice   1          Senior Vice President, ACIM,       Not          Not applicable
4500 Main St.               President                ACIS, ACSC and other ACC           applicable
Kansas City, MO 64111       and                      subsidiaries
(43)                        General                  (June 1998 to present)
                            Counsel                  General Counsel, ACC,
                                                     ACIM, ACIS, ACSC and
                                                     other ACC subsidiaries
                                                     (June 1998 to present)
                                                     Consultant to mutual
                                                     fund industry
                                                     (May 1997 to April 1998)
====================================================================================================================================

                                                                              21

                                                                                    Number of
                                                                                    Portfolios
                                                                                    in Fund
                                          Length                                    Complex       Other
                            Position(s)   of Time                                   Overseen      Directorships
                            Held with     Served     Principal Occupation(s)        by            Held by
Name, Address (Age)         Fund          (years)    During Past 5 Years            Trustee       Trustee
------------------------------------------------------------------------------------------------------------------------------------
C. Jean Wade                Controller,   1          Vice President, ACSC           Not           Not applicable
4500 Main St.               Vice                     (February 2000 to present)     applicable
Kansas City, MO 64111       President                Controller-Fund Accounting,
(37)                                                 ACSC
------------------------------------------------------------------------------------------------------------------------------------
Jon Zindel                  Tax Officer   3          Vice President, Corporate Tax, Not           Not applicable
4500 Main Street                                     ACSC (April 1998 to present)   applicable
Kansas City, MO 64111                                Vice President, ACIM, ACIS
(34)                                                 and other ACC subsidiaries
                                                     (April 1999 to present)
                                                     President, American Century
                                                     Employee Benefit Services, Inc.
                                                     (January 2000 to December 2000)
                                                     Treasurer, American Century
                                                     Ventures, Inc.
                                                     (December 1999 to January 2001)
                                                     Director of Taxation, ACSC
                                                     (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

22

                                                                                                            Meetings Held
Committee            Members                  Function                                                      During last
                                                                                                            Fiscal Year
------------------------------------------------------------------------------------------------------------------------------------
Audit                Jeanne D. Wohlers        The Audit Committee recommends the engagement of the              5
                     Albert Eisenstat         funds' independent auditors and oversees its activities.
                     Kenneth E. Scott         The committee receives reports from the advisor's Internal
                                              Audit Department, which is accountable to the committee.
                                              The committee also receives reporting about compliance
                                              matters affecting the Trust.
------------------------------------------------------------------------------------------------------------------------------------
Nominating           Kenneth E. Scott         The Nominating Committee primarily considers and                  5
                     Ronald J. Gilson         recommends individuals for nomination as trustees. The
                     Albert Eisenstat         names of potential trustee candidates are drawn from a
                     Myron S. Scholes         number of sources, including recommendations from members
                     Jeanne D. Wohlers        of the board, management and shareholders. This committee
                                              also reviews and makes recommendations to the board with
                                              respect to the composition of board committees and other
                                              board-related matters, including its organization, size,
                                              composition, responsibilities, functions and compensation.
------------------------------------------------------------------------------------------------------------------------------------
Portfolio            Myron S. Scholes         The Portfolio Committee reviews quarterly the investment          5
                     Ronald J. Gilson         activities and strategies used to manage fund assets. The
                                              committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                              the funds' investments.
------------------------------------------------------------------------------------------------------------------------------------
Quality              Ronald J. Gilson         The Quality of Service Committee reviews the level and quality    5
of                   Myron S. Scholes         of transfer agent and administrative services provided to the
Service              William M. Lyons         funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                              seeks to improve such services where feasible and appropriate.
------------------------------------------------------------------------------------------------------------------------------------

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------
                       Total Compensation    Total Compensation from the
Name of Trustee(1)     from the Funds((2))   American Century Family of Funds(3)
--------------------------------------------------------------------------------
Albert Eisenstat           $8,970            $79,750
--------------------------------------------------------------------------------
Ronald J. Gilson            9,737             87,750
--------------------------------------------------------------------------------
Myron S. Scholes            8,427             74,000
--------------------------------------------------------------------------------
Kenneth E. Scott            9,128             81,250
--------------------------------------------------------------------------------
Jeanne D. Wohlers           8,550             75,250
--------------------------------------------------------------------------------

(1) Mr. Isaac Stein retired from the Board on September 15, 2000. He received
    $583 from the funds during the fiscal year ended August 31, 2001.

(2) Includes compensation paid to the trustees during the fiscal year ended
    August 31, 2001, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds
    Deferred Compensation Plan for Non-Interested Directors and Trustees. The
    total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $17,000; Mr. Gilson, $87,750; Mr. Scholes, $74,000;
    Mr. Scott, $40,625 and Ms. Wohlers, $38,445.

(3) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board.

                                                                             23

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for  Non-Interested Directors and Trustees. Under the
plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended August 31, 2001.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2000, as shown in the table below:

                                                                         Name of Directors
                                                  -----------------------------------------------------------
                                                   James E.      William M.       Albert          Ronald J.
                                                  Stowers III       Lyons        Eisenstat        Gilson
-------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   California Tax-Free Money Market                    A              A              A               D
-------------------------------------------------------------------------------------------------------------
   California Municipal Money Market                   A              A              A               A
-------------------------------------------------------------------------------------------------------------
   California Limited-Term Tax-Free                    A              A              A               A
-------------------------------------------------------------------------------------------------------------
   California Intermediate-Term Tax-Free               A              A              A               C
-------------------------------------------------------------------------------------------------------------
   California Long-Term Tax-Free                       A              A              A               A
-------------------------------------------------------------------------------------------------------------
   California Insured Tax-Free                         A              A              A               A
-------------------------------------------------------------------------------------------------------------
   California High-Yield Municipal                     A              A              A               C
-------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                         E              E              E               E
----------------------------------------------------------------------------------------------------------------

                                                                   Name of Directors
                                               --------------------------------------------------
                                                      Myron S.     Kenneth E.      Jeanne D.
                                                       Scholes        Scott         Wohlers
-------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   California Tax-Free Money Market                       A             B              A
-------------------------------------------------------------------------------------------------
   California Municipal Money Market                      D             A              E
-------------------------------------------------------------------------------------------------
   California Limited-Term Tax-Free                       A             E              A
-------------------------------------------------------------------------------------------------
   California Intermediate-Term Tax-Free                  A             E              A
-------------------------------------------------------------------------------------------------
   California Long-Term Tax-Free                          A             A              A
-------------------------------------------------------------------------------------------------
   California Insured Tax-Free                            A             A              A
-------------------------------------------------------------------------------------------------
   California High-Yield Municipal                        A             A              A
-------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                            E             E              E
-------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

24

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the  compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 3, 2001, the following companies were the record owners of more than 5% of a fund's outstanding shares:

Fund                               Shareholder and Percentage of Shares Outstanding
------------------------------------------------------------------------------------
California Tax-Free Money Market   Morgan Guaranty Trust of NY          21%
                                   Newark, DE
------------------------------------------------------------------------------------
California Municipal Money Market  Morgan Guaranty Trust of NY           6%
                                   Newark, DE
------------------------------------------------------------------------------------
California Limited-Term Tax-Free   Charles Schwab & Co.                 23%
                                   San Francisco, CA

                                   National Financial Services Corp.    17%
                                   New York, NY

                                   Bank of America NA                    6%
                                   Dallas, TX
------------------------------------------------------------------------------------
California Intermediate-Term       Charles Schwab & Co.                 17%
Tax-Free                           San Francisco, CA
------------------------------------------------------------------------------------
California Long-Term Tax-Free      Charles Schwab & Co.                 10%
                                   San Francisco, CA
------------------------------------------------------------------------------------
California Insured Tax-Free        Charles Schwab & Co.                  9%
                                   San Francisco, CA
------------------------------------------------------------------------------------
California High-Yield Municipal    Charles Schwab & Co.                 26%
                                   San Francisco, CA
------------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of December 3, 2001, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in the Prospectuses under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate

                                                                            25

is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE  FOR CALIFORNIA TAX-FREE MONEY MARKET AND
CALIFORNIA MUNICIPAL MONEY MARKET
--------------------------------------------------------------------------------
Category Assets                         Fee Rate
--------------------------------------------------------------------------------
First $1 billion                         0.2700%
Next $1 billion                          0.2270%
Next $3 billion                          0.1860%
Next $5 billion                          0.1690%
Next $15 billion                         0.1580%
Next $25 billion                         0.1575%
Thereafter                               0.1570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA LIMITED-TERM TAX-FREE,
CALIFORNIA INTERMEDIATE-TERM TAX-FREE, CALIFORNIA LONG-TERM TAX-FREE AND
CALIFORNIA INSURED TAX-FREE
--------------------------------------------------------------------------------
Category Assets                         Fee Rate
--------------------------------------------------------------------------------
First $1 billion                         0.2800%
Next $1 billion                          0.2280%
Next $3 billion                          0.1980%
Next $5 billion                          0.1780%
Next $15 billion                         0.1650%
Next $25 billion                         0.1630%
Thereafter                               0.1625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
Category Assets                         Fee Rate
--------------------------------------------------------------------------------
First $1 billion                        0.3100%
Next $1 billion                         0.2580%
Next $3 billion                         0.2280%
Next $5 billion                         0.2080%
Next $15 billion                        0.1950%
Next $25 billion                        0.1930%
Thereafter                              0.1925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below for Investor and C
Class shares.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Complex Assets                          Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                       0.3100%
Next $7.5 billion                        0.3000%
Next $15.0 billion                       0.2985%
Next $25.0 billion                       0.2970%
Next $50.0 billion                       0.2960%
Next $100.0 billion                      0.2950%
Next $100.0 billion                      0.2940%
Next $200.0 billion                      0.2930%
Next $250.0 billion                      0.2920%
Next $500.0 billion                      0.2910%
Thereafter                               0.2900%
--------------------------------------------------------------------------------

26

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
August 31, 2001, 2000 and 1999, are indicated in the following table. As a new class, information regarding the C Class was not available as of the end of the fiscal year.

                                                                            27

UNIFIED MANAGEMENT FEES
----------------------------------------------------------------------------------------------
Fund                                                 2001           2000           1999
----------------------------------------------------------------------------------------------
California Tax-Free Money Market                     $2,958,588     $2,936,540     $2,514,416
California Municipal Money Market                    $878,891       $956,050       $873,026
California Limited-Term Tax-Free                     $742,246       $714,414       $744,334
California Intermediate-Term Tax-Free                $2,239,679     $2,230,933     $2,402,570
California Long-Term Tax-Free                        $1,601,861     $1,532,838     $1,729,194
California Insured Tax-Free                          $1,044,086     $1,006,819     $1,118,237
California High-Yield Municipal (Investor Class)     $1,747,084     $1,660,548     $1,778,084
----------------------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main
Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase Bank, 770 Broadway, 10th floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

28

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's markup (i.e., a spread between the bid and asked prices). During the fiscal years ended August
31, 2001, 2000 and 1999, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Trustees has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to two classes of shares: an Investor Class and a C
Class. Not all funds offer both classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The C Class is made available through financial intermediaries, for purchase by individual investors using
"wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services
Plan (the Plan) described below. The Plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the
SEC under the Investment Company Act.

                                                                            29

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' C Class have approved and entered into the Plan. The Plan is described below.

In adopting the Plan, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the
Board of Trustees (including a majority of the independent trustees) annually.
The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Individual Shareholder Services Plan (the Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's
Board of Trustees has adopted the Plan. Pursuant to the Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 0.75% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.50% of which is paid for distribution services (as described below). Because this is a new class, no fees were paid under the Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

30

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensating and paying expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions

The fund's distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal 0.75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

                                                                              31

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and in Your Guide to American Century Services. The Prospectus
and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

MONEY MARKET FUNDS

Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds'
yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

The funds have obtained private insurance that partially protects the money market funds against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments. Although the funds will be charged premiums by an insurance company for coverage of specified types of losses

32

related to default or bankruptcy on certain securities, the funds may incur losses regardless of the insurance. The insurance does not guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

NON-MONEY MARKET FUNDS

Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and asked prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that  it distributes substantially all of its net investment income and net realized capital gains  (if any) to investors. If a fund fails to qualify as a regulated investment company, it will  be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

                                                                             33

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

As of August 31, 2001, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                    Capital Loss Carryover
-----------------------------------------------------------------------------------
California Tax-Free Money Market        $271,183 (expiring in 2004 through 2008
-----------------------------------------------------------------------------------
California Municipal Money Market       $157,293 (expiring in 2003 through 2006
-----------------------------------------------------------------------------------
California Limited-Term Tax-Free        $N/A
-----------------------------------------------------------------------------------
California Intermediate-Term Tax-Free   $N/A
-----------------------------------------------------------------------------------
California Long-Term Tax-Free           $3,327,961 (expiring in 2008 through 2009)
-----------------------------------------------------------------------------------
California Insured Tax-Free             $1,148,513 (expiring in 2008 through 2009)
-----------------------------------------------------------------------------------
California High-Yield Municipal         $8,072,774 (expiring in 2008 through 2009)
-----------------------------------------------------------------------------------

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users.
Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

34

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain "private activity" bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states.

California Municipal Money Market and California High-Yield Municipal may each invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation. The interest on
California private activity bonds is not subject to the California alternative minimum tax when it is earned (either directly or through investment in a mutual fund) by a California taxpayer. However, if either fund were to invest in private activity securities of non-California issuers (due to a limited supply of appropriate California municipal obligations, for example), the interest on those securities would be included in California alternative minimum taxable income.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's "adjusted current earnings."

In addition, a deductible environmental tax of 0.12% is imposed on a corporation's modified alternative minimum taxable income in excess of $2 million. The environmental tax will be imposed even if the corporation is not required to pay an alternative minimum tax. To the extent that exempt-interest dividends paid by a fund are included in alternative minimum taxable income, corporate shareholders may be subject to the environmental tax.

The Trust will inform California Municipal Money Market and California
High-Yield Municipal fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

STATE AND LOCAL TAXES

California law concerning the payment of exempt-interest dividends is similar to federal law. Assuming each fund qualifies to pay exempt-interest dividends under federal and California law, and to the extent that dividends are derived from interest on tax-exempt bonds of California state or local governments, such dividends also will be exempt from California personal income tax. The Trust will inform shareholders annually as to the amount of distributions from each fund that constitutes exempt-interest dividends and dividends exempt from
California personal income tax. The funds' dividends are not exempt from
California state franchise or corporate income taxes.

The funds' dividends may not qualify for exemption under income or other tax laws of state or local taxing authorities outside California. Shareholders should consult their tax advisors or state or local tax authorities about the status of distributions from the funds in this regard.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

                                                                           35

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities)
over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

The 30-day SEC yield calculation for non-money market funds is as follows:

                         YIELD = 2 [(a - b + 1)(6) - 1]
                                     -----
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

The tax-equivalent yield is based on the current double-tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the funds'
dividends are tax-exempt in California (which may not always be the case) and that your California taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the funds using the following equation:

                Fund's Double Tax-Free Yield               = Your Tax-Equivalent Yield
   -------------------------------------------------------
   (100% - Federal Tax Rate) (100% - California Tax Rate)

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

36

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. As a new fund, performance information for California High-Yield Municipal C Class is not available as of the date of this Statement of Additional Information.

MONEY MARKET FUND TAX-EQUIVALENT YIELDS (seven-day period ended August 31, 2001
--------------------------------------------------------------------------------
                               7-Day       Tax-Equivalent     Tax-Equivalent     Tax-Equivalent   Tax-Equivalent
                               Current     Yield 34.70%       Yield 37.42%       Yield 41.95%     45.22% Yield
Fund                           Yield       Tax Bracket        Tax Bracket        Tax Bracket      Tax Bracket
-----------------------------------------------------------------------------------------------------------------
California Tax-Free
Money Market                   1.69%       2.59%              2.70%              2.91%            3.08%
-----------------------------------------------------------------------------------------------------------------
California Municipal
Money Market                   1.85%       2.83%              2.96%              3.18%            3.38%
-----------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND TAX-EQUIVALENT YIELDS (seven-day period ended August 31, 2001
----------------------------------------------------------------------------------
                               7-Day       Tax-Equivalent     Tax-Equivalent     Tax-Equivalent   Tax-Equivalent
                               Effective   Yield 34.70%       Yield 37.42%       Yield 41.95%     45.22% Yield
Fund                           Yield       Tax Bracket        Tax Bracket        Tax Bracket      Tax Bracket
-----------------------------------------------------------------------------------------------------------------
California Tax-Free
Money Market                   1.71%       2.62%              2.73%              2.94%            3.12%
-----------------------------------------------------------------------------------------------------------------
California Municipal
Money Market                   1.86%       2.85%              2.97%              3.20%            3.39%
-----------------------------------------------------------------------------------------------------------------

NON-MONEY MARKET FUND TAX-EQUIVALENT YIELDS (30-day period ended August 31, 2001)
----------------------------------------------------------------------------------
                               30-Day      Tax-Equivalent     Tax-Equivalent     Tax-Equivalent   Tax-Equivalent
                               SEC         Yield 34.70%       Yield 37.42%       Yield 41.95%     45.22% Yield
Fund                           Yield       Tax Bracket        Tax Bracket        Tax Bracket      Tax Bracket
-----------------------------------------------------------------------------------------------------------------
California Limited-Term
Tax-Free                       2.93%       4.49%              4.68%              5.04%            5.35%
-----------------------------------------------------------------------------------------------------------------
California Intermediate-
Term Tax-Free                  3.23%       4.95%              5.16%              5.56%            5.89%
-----------------------------------------------------------------------------------------------------------------
California Long-Term
Tax-Free                       3.96%       6.06%              6.33%              6.82%            7.23%
-----------------------------------------------------------------------------------------------------------------
California Insured
Tax-Free                       3.62%       5.54%              5.78%              6.23%            6.61%
-----------------------------------------------------------------------------------------------------------------
California High-Yield
Municipal                      4.81%       7.37%              7.68%              8.28%            8.78%
-----------------------------------------------------------------------------------------------------------------

                                                                             37

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED AUGUST 31
---------------------------------------------------------------------------------------------
Fund                           1 year    5 years   10 years    Life of Fund   Inception Date
---------------------------------------------------------------------------------------------
California Tax-Free
Money Market                   2.86%     2.98%     2.85%       3.65%          11/09/1983
---------------------------------------------------------------------------------------------
California Municipal
Money Market                   2.96%     3.05%     2.98%       3.09%          12/31/1990
---------------------------------------------------------------------------------------------
California Limited-Term
Tax-Free                       6.96%     5.08%     N/A         4.85%          06/01/1992
---------------------------------------------------------------------------------------------
California Intermediate-Term
Tax-Free                       8.22%     6.03%     6.25%       6.67%          11/09/1983
---------------------------------------------------------------------------------------------
California Long-Term
Tax-Free                       10.55%    6.99%     7.21%       7.99%          11/09/1983
---------------------------------------------------------------------------------------------
California Insured
Tax-Free                       10.42%    6.87%     7.21%       6.71%          12/30/1986
---------------------------------------------------------------------------------------------
California High-Yield
Municipal                      9.50%     7.22%     7.44%       6.61%          12/30/1986
---------------------------------------------------------------------------------------------

Performance Comparisons

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

38

Permissible Advertising Information

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7)
comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the fiscal years ended August 31, 2001, 2000, 1999, and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended August 31, 2001 are incorporated herein by reference. The financial statements for the fiscal year ended August 31, 1997 have been audited by other independent accountants.
Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended August 31, 1997 are incorporate herein by reference.

                                                                             39

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA        This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA         Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A          Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB        Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal.  While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB         Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B          Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC        Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC         Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C          The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D          Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa        This is the highest rating assigned by Moody's to a debt obligation.
           It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa         Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A          Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
           Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------

40

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Baa        Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba         Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B          Debt rated B has a greater vulnerability to default, but currently has the capacity to meet interest payments and principal repayments.
           Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa        Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca         Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C          This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA          Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA           Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A            Debt rated in this category has a low expectation of credit risk.
             Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB          Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
             This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB           Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C   Debt rated in these categories has a real possibility for default.
             Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------

                                                                            41

Fitch, Inc.
--------------------------------------------------------------------------------
DDD, DD, D   The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
             reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD'
             obligations have the highest potential for recovery, around 90%-
             100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.  Entities rated in this category have defaulted on some or all of their obligations.

             Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
------------------------------------------------------------------------------------------------------
S&P     Moody's   Description
------------------------------------------------------------------------------------------------------
A-1     Prime-1   This indicates that the degree of safety regarding timely payment is strong.
        (P-1)     Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
------------------------------------------------------------------------------------------------------
A-2     Prime-2   Capacity for timely payment on commercial paper is satisfactory, but the relative
        (P-2)     degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
------------------------------------------------------------------------------------------------------
A-3     Prime-3   Satisfactory capacity for timely repayment. Issues that carry this rating are
        (P-3)     somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
------------------------------------------------------------------------------------------------------

NOTE RATINGS
----------------------------------------------------------------------------------
S&P     Moody's       Description
----------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                        protection from established cash flows of funds for their
                        servicing or from established and broad-based access to
                        the market for refinancing, or both.
----------------------------------------------------------------------------------
SP-2    MIG-2; VMIG-2   Notes are of high quality with margins of protection
                        ample, although not so large as in the preceding group.
----------------------------------------------------------------------------------
SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                        accounted for, but lacking the undeniable strength of the
                        preceding grades. Market access for refinancing, in
                        particular, is likely to be less well-established.
----------------------------------------------------------------------------------
SP-4    MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                        having protection and not distinctly or predominantly
                        speculative.
----------------------------------------------------------------------------------

42

NOTES

                                                                            43

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC).

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov
                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

(Investment Company Act File No. 811-3706)

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-27419   0201

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

1933 Act Post-Effective Amendment No. 33
1940 Act Amendment No. 37
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

ITEM 23  EXHIBITS (All exhibits not filed herewith are being incorporated herein by reference.)

(a)      (1) Amended and Restated Agreement and Declaration of Trust dated March
         9, 1998 and amended March 1, 1999, (filed electronically as Exhibit a1 to Post-Effective Amendment No. 29 to the Registration Statement, File
         No. 2-82734, on December 29, 1999).

         (2) Amendment No. 1 to the Declaration of Trust dated March 6, 2001
         (filed electronically as Exhibit a2 to Post-Effective Amendment No. 32
         to the Registration Statement of the Registrant on April 19, 2001, File
         No. 2-82734).

(b)      Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
         Statement of American Century Municipal Trust, on March 26, 1998, File
         No. 2-91229).

(c)      Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article VII and Article VIII of Registrant's
         Amended and Restated Agreement and Declaration of Trust, as amended, appearing as Exhibit (a) to the Registration Statement of the
         Registrant; and Article II, Article VII and Article VIII of
         Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) to the Registration Statement of the Registrant.

(d)      (1) Investor Class Management Agreement between American Century
         California Tax-Free and Municipal Funds and American Century Investment
         Management, Inc., dated August 1, 1997 (filed electronically as Exhibit
         5 to Post-Effective Amendment No. 33 to the Registration Statement of
         American Century Government Income Trust, on July 31, 1997, File No.
         2-99222).

         (2) Amendment to the Investor Class Management Agreement between
         American Century California Tax-Free and Municipal Funds and American
         Century Investment Management, Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the
         Registration Statement of American Century Municipal Trust on March 26,
         1998, File No. 2-91229).

         (3) Amendment to the Investor Class Management Agreement between
         American Century California Tax-Free and Municipal Funds and American
         Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 39 to the
         Registration Statement of American Century Government Income Trust, on
         July 28, 1999, File No. 2-99222).

         (4) Amendment No. 1 to the Investor Class Management Agreement between
         American Century California Tax-Free and Municipal Funds and American
         Century Investment Management, Inc. dated September 16, 2000 (filed electronically as Exhibit d4 of Post-Effective Amendment No. 30 to the
         Registration Statement of the Registrant on December 29, 2000, File No.
         2-82734).

         (5) Amendment No. 2 to the Management Agreement (Investor Class)
         between American Century California Tax-Free and Municipal Funds and
         American Century Investment Management, Inc., dated August 1, 2001
         (filed electronically as Exhibit d5 to Post-Effective Amendment No. 44
         to the Registration Statement of American Century Government Income
         Trust on July 31, 2001, File No. 2-99222).

         (6) Amendment No. 3 to the Management Agreement (Investor Class)
         between American Century California Tax-Free and Municipal Funds and
         American Century Investment Management, Inc., dated December 3, 2001
         (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16
         to the Registration Statement of American Century Investment Trust on
         November 30, 2001, File No. 33-65170).

         (7) C Class Management Agreement between American Century Target
         Maturities Trust, American Century California Tax-Free and Municipal
         Funds, American Century Government Income Trust, American Century
         Investment Trust, American Century Quantitative Equity Funds, American
         Century Municipal Trust and American Century Investment Management
         Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
         Post-Effective Amendment No. 35 to the Registration Statement of
         American Century Target Maturities Trust on April 17, 2001, File No.
         2-94608).

         (8) Amendment No. 1 to the Management Agreement (C Class) between
         American Century California Tax-Free and Municipal Funds and American
         Century Investment Management, Inc., dated August 1, 2001 (filed electronically as Exhibit d10 to Post-Effective Amendment No. 44 to the
         Registration Statement of American Century Government Income Trust, on
         July 31, 2001, File No. 2-99222).

         (9) Amendment No. 2 to the Management Agreement (C Class) between
         American Century California Tax-Free and Municipal Funds and American
         Century Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d13 to Post-Effective Amendment No. 16 to the
         Registration Statement of American Century Investment Trust on November
         30, 2001, File No. 33-65170).

(e)      (1) Distribution Agreement between American Century California Tax-Free and Municipal Funds and American Century Investment Services, Inc.
         dated March 13, 2000 (filed electronically as Exhibit e7 to
         Post-Effective Amendment No. 17 to the Registration Statement of
         American Century World Mutual Funds, Inc. on March 30, 2000, File No
         33-39242).

         (2) Amendment No. 1 to the Distribution Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Investment Services, Inc. dated June 1, 2000 (filed electronically as
         Exhibit e9 to Post-Effective Amendment No. 19 to the Registration
         Statement of American Century World Mutual Funds, Inc. on May 24, 2000,
         File No. 33-39242).

         (3) Amendment No. 2 to the Distribution Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Investment Services, Inc. dated November 20, 2000 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 29 to the Registration
         Statement of American Century Variable Portfolios, Inc. on December 1,
         2000, File No. 33-14567).

         (4) Amendment No. 3 to the Distribution Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Investment Services, Inc. dated March 1, 2001 (filed electronically as
         Exhibit e4 to Post-Effective Amendment No. 35 to the Registration
         Statement of American Century Target Maturities Trust on April 17,
         2001, File No. 2-94608).

         (5) Amendment No. 4 to the Distribution Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Investment Services, Inc. dated April 30, 2001 (filed electronically as
         Exhibit e5 to Post-Effective Amendment No. 35 to the Registration
         Statement of American Century Target Maturities Trust on April 17,
         2001, File No. 2-94608).

         (6) Amendment No. 5 to the Distribution Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Investment Services, Inc., dated August 1, 2001 (filed as Exhibit e6 to
         Post-Effective Amendment No. 21 to the Registration Statement of
         American Century Capital Portfolios, Inc., on July 30, 2001, File No.
         33-64872).

         (7) Amendment No. 6 to the Distribution Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Investment Services, Inc., dated August 1, 2001 (filed as Exhibit e7 to
         Post-Effective Amendment No. 21 to the Registration Statement of
         American Century Capital Portfolios, Inc., on July 30, 2001, File No.
         33-64872).

         (8) Amendment No. 7 to the Distribution Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Investment Services, Inc., dated August 1, 2001 (filed electronically as Exhibit e8 to Post-Effective Amendment No. 16 to the Registration
         Statement of American Century Investment Trust on November 30, 2001,
         File No. 33-65170).

(f)      Not applicable.

(g)      (1) Master Agreement by and between Commerce Bank N.A. and Twentieth
         Century Services, Inc. dated January 22, 1997 (filed electronically as
         Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
         Statement of American Century Mutual Funds, Inc., on February 28, 1997,
         File No. 2-14213).

         (2) Global Custody Agreement between American Century Investments and
         The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as
         Exhibit 8 of Post-Effective Amendment No. 31 to the Registration
         Statement of the American Century Government Income Trust, on February
         7, 1997, File No. 2-99222).

         (3) Amendment to Global Custody Agreement between American Century
         Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2 to the
         Registration Statement of American Century Variable Portfolios II,
         Inc., on January 9, 2001, File No. 333-46922).

(h)      (1) Transfer Agency Agreement between American Century California
         Tax-Free and Municipal Funds and American Century Services Corporation,
         dated August 1, 1997 (filed electronically as Exhibit 9 to
         Post-Effective Amendment No. 33 to the Registration Statement of
         American Century Government Income Trust on July 31, 1997, File No.
         2-99222).

         (2) Amendment to the Transfer Agency Agreement between American Century
         California Tax-Free and Municipal Funds and American Century Services
         Corporation dated March 9, 1998 (filed electronically as Exhibit 9 to
         Post-Effective Amendment No. 23 to the Registration Statement of
         American Century Municipal Trust on March 26, 1998, File No. 2-91229).

         (3) Amendment No. 1 to the Transfer Agency Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Services Corporation dated June 29, 1998 (filed electronically as
         Exhibit 9b to Post-Effective Amendment No. 23 to the Registration
         Statement of American Century Quantitative Equity Funds on June 29,
         1998, File No. 33-19589).

         (4) Amendment No. 2 to the Transfer Agency Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Services Corporation dated November 20, 2000 (filed electronically as
         Exhibit h4 to Post-Effective Amendment No. 30 to the Registration
         Statement of the Registrant on December 29, 2000, File No. 2-82734).

         (5) Amendment No. 3 to the Transfer Agency Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Services Corporation, dated August 1, 2001 (filed electronically as
         Exhibit h5 to Post-Effective Amendment No. 44 to the Registration
         Statement of American Century Government Income Trust, on July 31,
         2001, File No. 2-99222).

         (6) Amendment No. 4 to the Transfer Agency Agreement between American
         Century California Tax-Free and Municipal Funds and American Century
         Services Corporation, dated December 3, 2001 (filed electronically as
         Exhibit h6 to Post-Effective Amendment No. 16 to the Registration
         Statement of American Century Investment Trust on November 30, 2001,
         File No. 33-65170).

         (7) Credit Agreement between American Century Funds and The Chase
         Manhattan Bank, as Administrative Agent dated as of December 18, 2001 is included herein.

(i)      Opinion and consent of counsel (filed electronically as Exhibit to
         Post-Effective Amendment No. 30 to the Registration Statement of the
         Registrant on December 29, 1999, File No. 2-82734).

(j)      (1) Consent of PricewaterhouseCoopers LLP, independent accountants is included herein.

         (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the
         Registration Statement of the Registrant on December 28, 1998).

         (3) Power of Attorney dated September 16, 2000 (filed electronically as
         Exhibit j3 to Post-Effective Amendment No. 30 to the Registration
         Statement of the Registrant on December 29, 2000, File No. 2-82734).

(k)      Not applicable.

(l)      Not applicable.

(m)      (1) Master Distribution and Individual Shareholder Services Plan of
         American Century Government Income Trust, American Century Investment
         Trust, American Century California Tax-Free and Municipal Funds,
         American Century Municipal Trust, American Century Target Maturities
         Trust and American Century Quantitative Equity Funds (C Class) dated
         September 16, 2000 (filed electronically as Exhibit m3 to
         Post-Effective Amendment No. 35 to the Registration Statement of
         American Century Target Maturities Trust on April 17, 2001, File No.
         2-94608).

         (2) Amendment No. 1 to the Master Distribution and Individual
         Shareholder Services Plan of American Century Government Income Trust,
         American Century Investment Trust, American Century California Tax-Free
         and Municipal Funds, American Century Municipal Trust, American Century
         Target Maturities Trust and American Century Quantitative Equity Funds
         (C Class) dated August 1, 2001 (filed electronically as Exhibit m5 to
         Post-Effective Amendment No. 44 to the Registration Statement of
         American Century Government Income Trust, on July 31, 2001, File No.
         2-99222).

         (3) Amendment No. 2 to the Master Distribution and Individual
         Shareholder Services Plan of American Century Government Income Trust,
         American Century Investment Trust, American Century California Tax-Free
         and Municipal Funds, American Century Municipal Trust, American Century
         Target Maturities Trust and American Century Quantitative Equity Funds
         (C Class) dated December 3, 2001 (filed electronically as Exhibit m7 to
         Post-Effective Amendment No. 16 to the Registration Statement of
         American Century Investment Trust on November 30, 2001, File No.
         33-65170).

(n)      (1) Amended and Restated Multiple Class Plan of American Century
         California Tax-Free and Municipal Funds, American Century Government
         Income Trust, American Century International Bond Funds, American
         Century Investment Trust, American Century Municipal Trust, American
         Century Target Maturities Trust and American Century Quantitative
         Equity Funds dated November 20, 2000 (filed electronically as Exhibit n to Post-Effective Amendment No. 35 to the Registration Statement of
         American Century Target Maturities Trust on April 17, 2001, File No.
         2-94608).

         (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
         American Century California Tax-Free and Municipal Funds, American
         Century Government Income Trust, American Century International Bond
         Funds, American Century Investment Trust, American Century Municipal
         Trust, American Century Target Maturities Trust and American Century
         Quantitative Equity Funds dated August 1, 2001 (filed electronically as
         Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
         Statement of American Century Government Income Trust, on July 31,
         2001, File No. 2-99222).

         (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
         American Century California Tax-Free and Municipal Funds, American
         Century Government Income Trust, American Century International Bond
         Funds, American Century Investment Trust, American Century Municipal
         Trust, American Century Target Maturities Trust and American Century
         Quantitative Equity Funds dated December 3, 2001, (filed electronically as Exhibit n3 to Post-Effective Amendment No. 16 to the Registration
         Statement of American Century Investment Trust on November 30, 2001,
         File No. 33-65170).

(o)      Not applicable.

(p)      American Century Investments Code of Ethics (filed electronically as
         Exhibit p to Post-Effective Amendment No. 30 to the Registration
         Statement of the Registrant on December 29, 2000, File No. 2-82734).

Item 24. Persons Controlled by or Under Common Control with Registrant.

         None.

Item 25. Indemnification.

         As stated in Article VII, Section 3 of the Amended and Restated
         Agreement and Declaration of Trust, incorporated herein by reference to
         Exhibit (a) to the Registration Statement, Indemnification "The
         Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

         Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on March 9,
         1998, appearing as Exhibit (b)(2) to Post-Effective Amendment No. 28.

Item 26. Business and Other Connections of Investment Advisor.

         None.

Item 27. Principal Underwriter.

I.       (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

           ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.  ACIS is located at 4500 Main Street,
Kansas City, Missouri 64111.  ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
-------------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director                    none

James E. Stowers III       Co-Chairman and Director               Chairman and
                                                                  Director

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,               President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President,             Executive Vice
                           Chief Financial Officer               President and
                           and Chief Accounting Officer          Chief Financial
                                                                 Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28.   Location of Accounts and Records.

           All accounts,  books and other documents required to be maintained by
           Section 31(a) of the 1940 Act, and the rules promulgated  thereunder, are  in the  possession  of  Registrant,  American  Century  Services
           Corporation and American  Century  Investment  Management,  Inc., all
           located at American  Century  Tower,  4500 Main Street,  Kansas City,
           Missouri 64111.

ITEM 29.   Management Services - Not applicable.

ITEM 30.   Undertakings - Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 33 and 1940 Act Amendment
No. 37 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective
Amendment No. 33/Amendment No. 37 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on
the 28th day of December, 2001.

                     AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

                     By:  /*/William M. Lyons
                         President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment No. 33/Amendment No. 37 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                     Date
*William M. Lyons                    President and            December 28, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   December 28, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             December 28, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 December 28, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 December 28, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 December 28, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 December 28, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 December 28, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).